FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Private placement warrant liability (see Note 13)	$ 22,499,441	$ 30,101,808
Level 1 | Fair Value Measurements Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account	276,207,207	276,209,453
Level 1 | Fair Value Measurements Recurring [Member] | Public Warrants
Liabilities:
Private placement warrant liability (see Note 13)	8,964,000	19,458,000
Fair Value Inputs Level3 [Member] | Fair Value Measurements Recurring [Member] | Private Placement Warrants
Liabilities:
Private placement warrant liability (see Note 13)	$ 13,805,441	$ 10,643,808